Income Taxes - Components of Income Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expense	$ 426,989	$ 364,614	$ 328,057
Ireland
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expense	323,726	243,988	218,306
United States
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expense	21,073	27,499	28,426
Other
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expense	$ 82,190	$ 93,127	$ 81,325